Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 10.2	$ 4.4
Sales tax receivable	5.8	11.0
Unsettled provisionally priced concentrate derivatives and swap contracts	(0.3)	(1.8)
Other	0.6	0.5
Total trade and other receivables	$ 16.3	$ 14.1